Income Tax: Schedule of Unrecognized Tax Benefits Roll Forward (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Unrecognized Tax Benefits Roll Forward

	2012	2011	2010

Balance at January 1	$ 153	$ 164	$ 181
Additions for prior years' tax positions	4	6	3
Reductions for prior years' tax positions	(2)	(1)	-
Reductions for settlements	(96)	-	-
Reductions for expiration of statutes	(13)	(16)	(20)

Balance at December 31	$ 46	$ 153	$ 164